Stock-Based Compensation - Weighted Average Assumptions (Details)	3 Months Ended	6 Months Ended
	Jun. 30, 2023 USD ($) shares	Jun. 30, 2023 USD ($) employee shares	Jan. 26, 2023 USD ($) Y $ / shares	Dec. 31, 2022 USD ($) Y shares	Jun. 30, 2022 $ / shares Y	Dec. 31, 2021 Y
Stock-Based Compensation
Warrant liability, Fair value | $			$ 2,400,000	$ 2,100,000
Warrants outstanding (in shares)	1,966,808	1,966,808		3,077,074
Remaining Term (in Years) | Minimum
Stock-Based Compensation
Warrants, measurement input | Y			0.35	0.14	0.92	1.41
Remaining Term (in Years) | Maximum
Stock-Based Compensation
Warrants, measurement input | Y			5.00	5.07	5.38	7.94
Expected volatility | Minimum
Stock-Based Compensation
Warrants, measurement input			0.44	0.45	0.45	0.44
Expected volatility | Maximum
Stock-Based Compensation
Warrants, measurement input			0.49	0.47	0.54	0.55
Risk-free interest rate | Minimum
Stock-Based Compensation
Warrants, measurement input			0.0360	0.0400	0.0260	0.0027
Risk-free interest rate | Maximum
Stock-Based Compensation
Warrants, measurement input			0.0480	0.0430	0.0300	0.0111
Expected dividend yield
Stock-Based Compensation
Warrants, measurement input			0	0	0	0
Fair value of common stock
Stock-Based Compensation
Warrants, measurement input | $ / shares			10.63		9.18
Legacy Orchestra Warrants
Stock-Based Compensation
Warrants outstanding (in shares)				250,000
Legacy Orchestra Warrants | Restricted Stock | 2023 Plan
Stock-Based Compensation
Number of warrants to be issued	750,000	750,000
Number of warrants forfeited	75,000	75,000
Warrants outstanding (in shares)	675,000	675,000
Number of employees and directors, warrants issued | employee		11
Legacy Orchestra Warrants | Restricted Stock | Minimum | 2023 Plan
Stock-Based Compensation
Warrants exercisable term		24 months
Legacy Orchestra Warrants | Restricted Stock | Maximum | 2023 Plan
Stock-Based Compensation
Warrants exercisable term		36 months
Legacy Orchestra Warrants | Remaining Term (in Years) | Restricted Stock | 2023 Plan
Stock-Based Compensation
Warrants, measurement input	5.00	5.00
Legacy Orchestra Warrants | Expected volatility | Restricted Stock | 2023 Plan
Stock-Based Compensation
Warrants, measurement input	50	50
Legacy Orchestra Warrants | Risk-free interest rate | Restricted Stock | 2023 Plan
Stock-Based Compensation
Warrants, measurement input	3.54	3.54
Legacy Orchestra Warrants | Expected dividend yield | Restricted Stock | 2023 Plan
Stock-Based Compensation
Warrants, measurement input	0	0
Legacy Orchestra Warrants | Fair value of common stock | Restricted Stock | 2023 Plan
Stock-Based Compensation
Warrant liability, Fair value | $	$ 10.63	$ 10.63